CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Face Amount†/
	Shares	Value
Asset Backed Securities - 7.26%
Agriculture, Forestry, Fishing and Hunting - 0.56%
ARM Master Trust LLC
2023-T1, 6.562%, 02/17/2025 (a)	500,000	498,520
Finance and Insurance - 4.97%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	2,037,000	1,731,450
Lendingpoint 2022-B Asset Securitization Trust
2022-B, 4.770%, 10/15/2029 (a)	211,616	209,155
MMAF Equipment Finance LLC
2022-B, 5.570%, 09/09/2025 (a)	2,500,000	2,489,024
		4,429,629
Manufacturing - 0.73%
Daimler Trucks Retail Trust 2022-1
2022-1, 5.070%, 09/16/2024	651,872	651,255
Transportation and Warehousing - 1.00%
LAD Auto Receivables Trust 2023-1
A-2, 5.680%, 10/15/2026 (a)	741,012	737,574
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/16/2028 (a)	160,700	157,636
		895,210
Total Asset Backed Securities (Cost $6,564,337)		6,474,614

Bank Loans - 4.13%
Arts, Entertainment, and Recreation - 1.56%
Live Nation Entertainment, Inc.
7.503% (1 Month LIBOR + 2.250%), 10/17/2024 (b)	1,397,250	1,386,771
Information - 1.52%
Univision Communications, Inc.
7.943% (1 Month LIBOR + 2.750%), 03/15/2024 (b)	1,354,000	1,358,110
Wholesale Trade - 1.05%
Univar Solutions, Inc.
7.538% (1 Month LIBOR + 2.000%), 07/01/2026 (b)	937,718	938,566
Total Bank Loans (Cost $3,685,565)		3,683,447

Commercial Paper - 21.40%
Information - 1.81%
Crown Castle, Inc.
5.931%, 07/06/2023 (c)	843,000	842,236
Thomson Reuters Corp.
5.560%, 07/13/2023 (c)	776,000	774,506
		1,616,742
Manufacturing - 17.63%
Bayer Corp.
6.301%, 09/19/2023 (c)	1,250,000	1,234,773
Constellation Brands, Inc.
5.602%, 07/07/2023 (c)	1,036,000	1,034,903
EIDP, Inc.
5.859%, 09/18/2023 (c)	987,000	975,533
FMC Corp.
5.968%, 07/20/2023 (c)	1,547,000	1,541,926
5.565%, 07/24/2023 (c)	904,000	900,432
General Motors Financial Co., Inc.
5.949%, 07/10/2023 (c)	1,500,000	1,497,734
5.726%, 08/03/2023 (c)	884,000	879,232
Hewlett Packard Enterprise Co.
5.594%, 07/17/2023 (c)	890,000	887,778
HP, Inc.
4.672%, 07/12/2023 (c)	2,327,000	2,322,931
Jabil, Inc.
5.489%, 07/14/2023 (c)	2,616,000	2,610,187
Nutrien Ltd.
5.726%, 08/04/2023 (c)	648,000	644,563
Parker-Hannifin Corp.
5.641%, 10/02/2023 (c)	1,214,000	1,195,688
		15,725,680
Retail Trade - 1.96%
Walgreens Boots Alliance, Inc.
6.132%, 07/13/2023 (c)	1,755,000	1,751,327
Total Commercial Paper (Cost $19,094,967)		19,093,749

Convertible Bonds - 4.47%
Health Care and Social Assistance - 3.41%
Oak Street Health, Inc.
0.000%, 03/15/2026	3,055,000	3,048,890
Information - 1.06%
Leafly Holdings, Inc.
8.000%, 01/31/2025 (d)(e)	1,089,000	944,272
Total Convertible Bonds (Cost $4,121,113)		3,993,162

Corporate Bonds - 59.81%
Finance and Insurance - 7.70%
American Express Co.
6.052% (3 Month LIBOR + 0.750%), 08/03/2023 (b)	1,824,000	1,824,000
Brookfield Finance, Inc.
4.000%, 04/01/2024	406,000	400,431
Enceladus Development Venture III LLC
10.000%, 11/15/2023 (a)	1,000,000	1,002,500
Fidelity National Information Services, Inc.
0.600%, 03/01/2024	1,000,000	965,274
Humana, Inc.
0.650%, 08/03/2023	1,493,000	1,487,463
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/2024	489,000	467,475
Novedo Holding AB
10.159% (3 Month STIBOR + 6.500%), 11/26/2024 (b)(f)(g)	SEK 3,750,000	335,525
Royalty Pharma Plc
0.750%, 09/02/2023 (f)	400,000	396,348
		6,879,016
Information - 15.02%
Calligo UK Ltd.
12.054% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(f)(h)	EUR 400,000	404,836
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	222,000	222,113
Deutsche Telekom International Finance BV
2.485%, 09/19/2023 (a)(f)	379,000	378,425
Fox Corp.
4.030%, 01/25/2024	1,000,000	990,177
Infor, Inc.
1.450%, 07/15/2023 (a)	2,890,000	2,885,084
Linkem S.p.A.
9.848% (3 Month EURIBOR + 6.250%), 08/09/2023 (a)(b)(f)(h)	EUR 2,108,000	2,314,856
Sprint LLC
7.875%, 09/15/2023	3,371,000	3,382,117
TWDC Enterprises 18 Corp.
7.550%, 07/15/2093	637,000	656,539
WarnerMedia Holdings, Inc.
3.428%, 03/15/2024	1,204,000	1,182,384
3.528%, 03/15/2024	1,000,000	981,869
		13,398,400
Manufacturing - 26.64%
Bayer US Finance II LLC
6.562% (3 Month LIBOR + 1.010%), 12/15/2023 (a)(b)	1,075,000	1,073,945
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	900,000	879,390
Columbia Care, Inc.
13.000%, 05/14/2024 (f)	1,026,000	1,008,003
9.500%, 02/03/2026 (f)	2,016,000	1,808,100
Conagra Brands, Inc.
0.500%, 08/11/2023	210,000	208,822
Fortune Brands Innovations, Inc.
4.000%, 09/21/2023	3,650,000	3,634,385
General Mills, Inc.
6.270% (3 Month LIBOR + 1.010%), 10/17/2023 (b)	1,440,000	1,443,044
Georg Jensen A/S
10.323% (3 Month EURIBOR + 7.000%), 05/14/2025 (b)(f)(h)	EUR 900,000	983,561
Georgia-Pacific LLC
3.734%, 07/15/2023 (a)	2,410,000	2,408,232
Gilead Sciences, Inc.
0.750%, 09/29/2023	1,167,000	1,153,847
Graphic Packaging International LLC
0.821%, 04/15/2024	1,300,000	1,247,674
Hewlett Packard Enterprise Co.
4.450%, 10/02/2023	2,550,000	2,542,788
HF Sinclair Corp.
2.625%, 10/01/2023	1,558,000	1,545,215
Microchip Technology, Inc.
2.670%, 09/01/2023	1,223,000	1,218,026
Qorvo, Inc.
1.750%, 12/15/2024 (a)	1,400,000	1,303,160
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (f)	1,380,000	1,311,000
		23,769,192
Mining, Quarrying, and Oil and Gas Extraction - 4.69%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (f)	1,571,739	1,595,315
HighPeak Energy, Inc.
10.000%, 02/15/2024 (a)	1,896,000	1,910,220
Mime Petroleum AS
9.750%, 09/17/2026 (a)(f)	693,425	677,658
		4,183,193
Professional, Scientific, and Technical Services - 2.27%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	817,660
Teledyne Technologies, Inc.
0.950%, 04/01/2024	1,250,000	1,204,365
		2,022,025
Real Estate and Rental and Leasing - 1.44%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,312,500	1,286,250
Retail Trade - 1.27%
Quatrim SAS
5.875%, 01/15/2024 (a)(f)(h)	EUR 1,500,000	1,136,269
Transportation and Warehousing - 0.78%
Triton Container International Ltd.
0.800%, 08/01/2023 (a)(f)	515,000	512,641
Uber Technologies, Inc.
7.500%, 05/15/2025 (a)	183,000	185,389
		698,030
Total Corporate Bonds (Cost $54,087,568)		53,372,375

Mortgage Backed Securities - 0.23%
Finance and Insurance - 0.23%
BX Commercial Mortgage Trust 2021-VOLT
2021-VOLT, 6.293% (1 Month LIBOR + 1.100%), 09/15/2036 (a)(b)	100,000	95,171
SMRT 2022-MINI
2022-MINI, 6.497% (1 Month SOFR + 1.350%), 01/18/2039 (a)(b)	114,000	110,206
Total Mortgage Backed Securities (Cost $205,690)		205,377

Special Purpose Acquisition Companies - 0.00%
Berenson Acquisition Corp. Founder Shares (d)(e)(i)	1,827	0
Total Special Purpose Acquisition Companies (Cost $7)		0

United States Treasury Obligations - 1.65%
United States Treasury Bill
5.209%, 11/16/2023 (c)	1,500,000	1,470,630
Total United States Treasury Obligations (Cost $1,471,250)		1,470,630

Warrants - 0.00%
Leafly Holdings, Inc. (i)
Expiration: 11/07/2026, Exercise Price: $11.50	5,553	168
Total Warrants (Cost $0)		168

Money Market Funds - 3.02%
First American Treasury Obligations Fund - Class X, 5.039% (j)	2,697,308	2,697,308
Total Money Market Funds (Cost $2,697,308)		2,697,308

Total Investments (Cost $91,927,805) - 101.97%		90,990,830
Liabilities in Excess of Other Assets - (1.97)%		(1,762,077)
Total Net Assets - 100.00%		$89,228,753

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933. Aggregate value of these securities is $26,270,201 or 29.44% of Fund’s net assets.
(b) Variable rate security. The rate shown represents the rate at June 30, 2023.
(c) The rate shown is the effective yield.
(d) Security valued using unobservable inputs.
(e) Illiquid security.
(f) Foreign issued security.
(g) Principal amount denominated in Swedish Krona.
(h) Principal amount denominated in Euros.
(i) Non-income producing security.
(j) Seven day yield as of June 30, 2023.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
SOFR – Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans. SOFR is based on transactions in the Treasury repurchase market and is based on data from observable transactions rather than on estimated borrowing rates.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2023	Currency to be Received	USD Value at June 30, 2023	Unrealized Appreciation / (Depreciation)
7/14/2023	U.S. Bank	4,681,000 EUR	$5,111,616	5,043,871 USD	$5,043,871	$(67,745)
7/14/2023	U.S. Bank	2,700,000 SEK	250,505	250,025 USD	250,025	(480)
			$5,362,121		$5,293,896	$(68,225)

EUR - Euro
SEK - Swedish Krona
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
June 30, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2023:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$6,474,614	$-	$6,474,614
Bank Loans	-	3,683,447	-	3,683,447
Commercial Paper	-	19,093,749	-	19,093,749
Convertible Bonds	-	3,048,890	944,272	3,993,162
Corporate Bonds	-	53,372,375	-	53,372,375
Mortgage Backed Securities	-	205,377	-	205,377
Special Purpose Acquisition Companies	-	-	-	-
United States Treasury Obligations	-	1,470,630	-	1,470,630
Warrants	168	-	-	168
Money Market Fund	2,697,308	-	-	2,697,308
Total Assets	$2,697,476	$87,349,082	$944,272	$90,990,830

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(68,225)	$-	$(68,225)
Total Other Financial Instruments	$-	$(68,225)	$-	$(68,225)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Asset Backed Securities	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$1,990,626	$1,012,770	$93
Purchases	-	-	-
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	(68,498)	(93)
Transfer in/(out) of Level 3	(1,990,626)	-	-
Ending Balance - June 30, 2023	$-	$944,272	$-

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value June 30, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Convertible Bonds	$944,272	Liquidation analysis	Market discount	$87-$93
Special Purpose Acquisition Companies*	$-	Market comparable	Market discount	$0-$1

* These represent the SPAC Founder Shares held in the Fund's portfolio.